Note 23 - Cash and Cash Equivalents (Details Textual) $ in Thousands, $ in Thousands		Apr. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ZWL ($)	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Restricted cash and cash equivalents	[1]		$ 1,998		$ 0
SOFR rate			4.58%	4.58%
Overdraft facility for CABS Bank of Zimbabwe [member] | Secured Overnight Funding Rates (“SOFR”) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis			7.75%	7.75%
Overdraft facility of Stanbic Bank, USD [member]
Statement Line Items [Line Items]
Total borrowings			$ 1,000
Overdraft facility of Stanbic Bank, USD [member] | Issuance of borrowings [member]
Statement Line Items [Line Items]
Total borrowings		$ 4,000
Overdraft facility of Ecobank [member] | Issuance of borrowings [member]
Statement Line Items [Line Items]
Total borrowings		7,000
Overdraft facility of Nedbank Zimbabwe [member] | Issuance of borrowings [member]
Statement Line Items [Line Items]
Total borrowings		7,000
Bonds [member] | Issuance of borrowings [member]
Statement Line Items [Line Items]
Total borrowings		$ 4,500
Cash in bank [member]
Statement Line Items [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities			$ 1,000
Letter of credit [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents				$ 998

[1]	Cash of $998 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on September 15, 2022 and settled on January 10, 2023. The cash on maturity will be transferred to CMSA’s bank account, denominated in South African Rands.